Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits and Obligations [Abstract]
Saving deposits	S/ 22,541,822	S/ 17,852,282
Demand deposits	14,433,164	13,832,262
Time deposits	10,954,233	13,534,993
Compensation for service time	962,596	1,923,698
Other obligations	6,129	6,040
Deposits From Customers	S/ 48,897,944	S/ 47,149,275